Contingent Consideration Liability (Details)		12 Months Ended
	Jul. 13, 2016 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Contingent Consideration Liability [Line Items]
Liability due to enel (in Dollars) | $		$ 3,100,000
Consideration liability (in Dollars) | $			$ 26,482,042
USD exchange rate		1.04	1.12
Minimum [Member]
Contingent Consideration Liability [Line Items]
Percentage of revenue natural gas threshold prices		20.00%
Maximum [Member]
Contingent Consideration Liability [Line Items]
Percentage of revenue natural gas threshold prices		50.00%
AleAnna Europa S.r.L. [Member]
Contingent Consideration Liability [Line Items]
Percentage of working interest	33.50%
Asset Acquisition, Consideration Transferred (in Euro) | €	€ 7,000,000
Deferred consideration payable (in Euro) | €	24,000,000
Average annual gas price (in Euro) | €	€ 3.65
Consideration liability (in Dollars) | $		$ 25,000,000	$ 26,500,000